Statements of Cash Flows - Quarterly (USD $)	3 Months Ended	11 Months Ended
	Mar. 31, 2014	Mar. 31, 2014
CASH FLOWS FROM FINANCING ACTIVITIES
CASH AT BEGINNING OF PERIOD
Quarterly Member
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss)	(682,465)	(1,601,589)
Adjustments to reconcile net (loss ) to net cash (used in) operating activities:
Amortization of discounts on debentures payable	1,263	1,263
Depreciation	233	461
Preferred stock issued for services		24,998
Common stock issued for services		195,412
Options issued for services		612,387
Warrants issued for services	555,598	555,598
Changes in operating assets and liabilities
Prepaid expense	(400)	(1,200)
Accounts Payable	5,046	5,046
Accrued payroll tax	(1,846)	(1,846)
Net Cash (Used in) Operating Activities	(122,571)	(207,624)
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments for equipment	(6,231)	(7,753)
Net Cash (Used in) Investing Activities	(6,231)	(7,753)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of convertible Debentures for cash	181,500	181,500
Issuance of common stock for cash	193,700	193,700
Issuance of preferred stock for cash		150,000
Proceeds from short term borrowing-related party		17,053
Net Cash Provided by Financing Activities	375,200	542,253
CASH AT BEGINNING OF PERIOD	80,479
CASH AT END OF YEAR	326,876	326,876
NON-CASH FINANCING ACTIVITIES
Repayment of short term borrowing - related party through issuance of preferred stock		$ 17,053